Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of reporting segments | Segment	2
Segment Reporting Information [Line Items]
Sales revenues	$ (14,044,000,000)		$ (8,447,000,000)
Customer Concentration [Member] | Sales revenues [Member]
Segment Reporting Information [Line Items]
Sales revenues			$ 0
Royal Dutch Shell PLC [Member] | Customer Concentration [Member] | Sales revenues [Member] | Exploration and Production Reporting Segment [Member]
Segment Reporting Information [Line Items]
Sales revenues	1,400,000,000
BP PLC [Member] | Customer Concentration [Member] | Sales revenues [Member] | Exploration and Production Reporting Segment [Member]
Segment Reporting Information [Line Items]
Sales revenues	$ 1,300,000,000	$ (1,100,000,000)